FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of Hedging Instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2023 and 2022:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2023	Interest rate caps of US$ SOFR debt	$8,530	1.0% - 6.0%	Jan. 2024 - Mar. 2025	$70
	Interest rate swaps of US$ SOFR debt	7,729	3.3% - 5.2%	Aug. 2024 - Mar. 2027	41
	Interest rate caps of £ SONIA debt	1,750	1.0% - 7.0%	Apr. 2024 - Apr. 2025	40
	Interest rate swaps of £ SONIA debt	915	2.7% - 4.3%	Jan. 2024 - Oct. 2028	11
	Interest rate caps of € EURIBOR debt	3,190	0.3% - 5.0%	Mar. 2024 - Apr. 2030	51
	Interest rate caps of € ESTR debt	390	1.9%	Jan. 2024 - Oct. 2024	4
	Interest rate swaps of € EURIBOR debt	1,267	0.5% - 4.0%	Sep. 2025 - Apr. 2030	6
	Interest rate swaps of AUD BBSW/BBSY debt	724	3.9% - 4.5%	Sep. 2024 - Nov. 2028	(3)
	Other interest rate derivatives	312	4.5% - 9.8%	Aug. 2025 - Dec. 2027	—
Dec. 31, 2022	Interest rate caps of US$ LIBOR debt	$2,042	2.5% - 5.0%	May 2023 - Apr. 2027	$20
	Interest rate caps of US$ SOFR debt	3,989	1.0% - 6.0%	Aug. 2023 - Nov. 2024	74
	Interest rate swaps of US$ SOFR debt	2,500	3.7%	Dec. 2027	3
	Interest rate caps of £ SONIA debt	1,024	1.0% - 2.5%	Jul. 2024 - Mar. 2025	41
	Interest rate swaps of £ SONIA debt	804	2.7%	Jan. 2023 - Jul. 2024	20
	Interest rate caps of € EURIBOR debt	96	1.3%	Apr. 2023	—
	Interest rate caps of C$ LIBOR debt	177	4.0%	Oct. 2024	2
	Interest rate swaps of AUD BBSW/BBSY debt	132	5.3% - 5.8%	Apr. 2024	—
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2023 and 2022:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2023	Net investment hedges		€3,026	€0.89/$ - €0.98/$	Feb. 2024 - Dec. 2026	$(293)
	Net investment hedges		£1,758	£0.77/$ - £0.93/$	Jan. 2024 - Dec. 2026	(334)
	Net investment hedges	A$	230	A$1.48/$ - A$1.51/$	Feb. 2024 - Nov. 2025	(9)
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025	(2)
	Net investment hedges	R$	9,351	R$4.92/$ - R$7.37/$	Jan. 2024 - Oct. 2026	(173)
	Net investment hedges	₩	820,473	₩1,214.55/$ - ₩1,410.00/$	Jun. 2024 - Jan. 2025	(19)
	Net investment hedges	Rs	69,151	Rs81.82/$ - Rs89.84/$	Jan. 2024 - May 2026	(19)
	Net investment hedges	HKD	709	HKD7.75/$ - HKD7.84/$	Mar. 2024 - Apr. 2026	—
	Net investment hedges		£375	£0.86/€	Jul. 2024	(4)
	Net investment hedges	C$	18	C$1.28/$ - C$1.34/$	Oct. 2024 - Jan. 2025	—
	Net investment hedges	CNH	4,022	CNH6.54/$ - CNH7.02/$	Jun. 2024 - Oct. 2026	1
	Net investment hedges	SEK	1,953	SEK10.03/$ - SEK11.01/$	Sep. 2024 - Nov. 2026	(10)
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.34/$	Mar. 2024 - Feb. 2028	(16)
Dec. 31, 2022	Net investment hedges		€105	€0.91/$ - €1.02/$	Feb. 2023 - Dec. 2025	$(7)
	Net investment hedges		£1,319	£0.76/$ - £0.93/$	Jan. 2023 - Jul. 2023	(243)
	Net investment hedges	A$	—	A$1.49/$ - A$1.55/$	May 2023	(1)
	Net investment hedges	C¥	2,703	C¥6.59/$ - C¥6.99/$	Jun. 2023 - Mar. 2025	(9)
	Net investment hedges	R$	908	R$6.24/$ - R$7.00/$	May 2023 - Dec. 2024	(22)
	Net investment hedges	₩	820,473	₩1,283.60/$ - ₩1,410.00/$	Jan. 2023 - Nov. 2024	(42)
	Net investment hedges	Rs	84,251	Rs79.4/$ - Rs89.84/$	Mar. 2023 - Jul. 2024	(5)
	Net investment hedges		£374	£0.86/€	Jul. 2023	(16)
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.38/$	Jul. 2023 - Jan. 2027	(45)

Disclosure of Other Derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2023 and 2022:

(US$ millions)	Derivative type	Notional(1)	Rates	Maturity dates	Fair value
Dec. 31, 2023	Interest rate caps	$20,706	1.0% - 9.9%	Jan. 2024 - Aug. 2026	$(32)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(21)
	Interest rate swaps of US$ debt	1,597	3.3% - 4.1%	Mar. 2025 - Mar. 2028	19
Dec. 31, 2022	Interest rate caps	$7,622	2.0% - 6.0%	Jan. 2023 - Nov. 2032	$30
	Interest rate swaps on forecasted fixed rate debt	335	3.6% - 5.3%	Jun. 2023	(21)
(1)The notional contract amounts of interest rate caps not designated as hedges for accounting purposes indicate the notional value of transactions outstanding at the balance sheet date including both bought and sold interest rate caps. They do not represent amounts at risk.

Disclosure of Financial Assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2023		Dec. 31, 2022
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$1,792	$1,792	$686	$686
Other non-current assets
Securities - FVTPL	FVTPL	3,240	3,240	2,523	2,523
Derivative assets	FVTPL	192	192	170	170
Accounts receivable	Amortized cost	43	43	464	464
Securities - FVTOCI	FVTOCI	61	61	42	42
Other marketable securities	Amortized cost	28	28	27	27
Restricted cash	Amortized cost	581	581	584	584
Current assets
Loans in foreclosure(1)	FVTPL	622	622	—	—
Securities - FVTOCI	FVTOCI	25	25	36	36
Derivative assets	FVTPL	299	299	124	124
Accounts receivable(2)	Amortized cost	1,355	1,355	787	787
Restricted cash	Amortized cost	326	326	342	342
Cash and cash equivalents	Amortized cost	2,341	2,341	4,020	4,020
Total financial assets		$10,905	$10,905	$9,805	$9,805
Financial liabilities
Debt obligations(3)	Amortized cost	$68,712	$68,291	$58,562	$57,790
Capital securities	Amortized cost	2,646	2,646	2,256	2,256
Capital securities - fund subsidiaries	FVTPL	189	189	577	577
Other non-current liabilities
Loan payable	FVTPL	28	28	171	171
Accounts payable	Amortized cost	694	694	824	824
Derivative liabilities	FVTPL	185	185	371	371
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	3,216	3,216	2,852	2,852
Loans and notes payable	Amortized cost	963	963	226	226
Derivative liabilities	FVTPL	977	977	167	167
Total financial liabilities		$77,610	$77,189	$66,006	$65,234
(1)Loans secured by a portfolio of 75 multifamily assets in San Francisco in foreclosure as of December 31, 2023.
(2)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $49 million and nil as of December 31, 2023 and December 31, 2022, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of nil and nil as of December 31, 2023 and December 31, 2022, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $57 million and nil as of December 31, 2023 and December 31, 2022, respectively.

Disclosure of Financial Liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2023		Dec. 31, 2022
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$1,792	$1,792	$686	$686
Other non-current assets
Securities - FVTPL	FVTPL	3,240	3,240	2,523	2,523
Derivative assets	FVTPL	192	192	170	170
Accounts receivable	Amortized cost	43	43	464	464
Securities - FVTOCI	FVTOCI	61	61	42	42
Other marketable securities	Amortized cost	28	28	27	27
Restricted cash	Amortized cost	581	581	584	584
Current assets
Loans in foreclosure(1)	FVTPL	622	622	—	—
Securities - FVTOCI	FVTOCI	25	25	36	36
Derivative assets	FVTPL	299	299	124	124
Accounts receivable(2)	Amortized cost	1,355	1,355	787	787
Restricted cash	Amortized cost	326	326	342	342
Cash and cash equivalents	Amortized cost	2,341	2,341	4,020	4,020
Total financial assets		$10,905	$10,905	$9,805	$9,805
Financial liabilities
Debt obligations(3)	Amortized cost	$68,712	$68,291	$58,562	$57,790
Capital securities	Amortized cost	2,646	2,646	2,256	2,256
Capital securities - fund subsidiaries	FVTPL	189	189	577	577
Other non-current liabilities
Loan payable	FVTPL	28	28	171	171
Accounts payable	Amortized cost	694	694	824	824
Derivative liabilities	FVTPL	185	185	371	371
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	3,216	3,216	2,852	2,852
Loans and notes payable	Amortized cost	963	963	226	226
Derivative liabilities	FVTPL	977	977	167	167
Total financial liabilities		$77,610	$77,189	$66,006	$65,234
(1)Loans secured by a portfolio of 75 multifamily assets in San Francisco in foreclosure as of December 31, 2023.
(2)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $49 million and nil as of December 31, 2023 and December 31, 2022, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of nil and nil as of December 31, 2023 and December 31, 2022, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $57 million and nil as of December 31, 2023 and December 31, 2022, respectively.

Disclosure of Fair Value Measurement of Assets
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in IFRS 13 within Note 2(h), Summary of Material Accounting Policies, Fair value measurement.

	Dec. 31, 2023				Dec. 31, 2022
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$20,194	$859	$—	$—	$22,129	$1,355
Retail	—	—	19,385	67	—	—	19,438	106
LP Investments	—	—	38,120	4,290	—	—	24,500	1,057
Total	$—	$—	$77,699	$5,216	$—	$—	$66,067	$2,518
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2023				Dec. 31, 2022
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$36	$904	$2,923	$3,863	$10	$305	$2,208	$2,523
Securities designated as FVTOCI	24	—	62	86	36	—	42	78
Derivative assets	3	486	2	491	—	294	—	294
Total financial assets	$63	$1,390	$2,987	$4,440	$46	$599	$2,250	$2,895

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$189	$189	$—	$—	$577	$577
Derivative liabilities	—	1,162	—	1,162	—	538	—	538
Total financial liabilities	$—	$1,162	$189	$1,351	$—	$538	$577	$1,115
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2023 and 2022:

	Dec. 31, 2023		Dec. 31, 2022
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,250	$577	$2,033	$859
Additions	303	—	353	—
Dispositions	(29)	—	(222)	—
Fair value (losses) gains, net and OCI	454	(408)	86	(292)
Acquisition of Foreign Investments	22	—	—	—
Other	(13)	20	—	10
Balance, end of year	$2,987	$189	$2,250	$577

Disclosure of Fair Value Measurement of Liabilities
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2023				Dec. 31, 2022
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$36	$904	$2,923	$3,863	$10	$305	$2,208	$2,523
Securities designated as FVTOCI	24	—	62	86	36	—	42	78
Derivative assets	3	486	2	491	—	294	—	294
Total financial assets	$63	$1,390	$2,987	$4,440	$46	$599	$2,250	$2,895

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$189	$189	$—	$—	$577	$577
Derivative liabilities	—	1,162	—	1,162	—	538	—	538
Total financial liabilities	$—	$1,162	$189	$1,351	$—	$538	$577	$1,115
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2023 and 2022:

	Dec. 31, 2023		Dec. 31, 2022
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,250	$577	$2,033	$859
Additions	303	—	353	—
Dispositions	(29)	—	(222)	—
Fair value (losses) gains, net and OCI	454	(408)	86	(292)
Acquisition of Foreign Investments	22	—	—	—
Other	(13)	20	—	10
Balance, end of year	$2,987	$189	$2,250	$577

Disclosure of Valuation Techniques and Inputs for Fair Value Liabilities
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of Valuation Techniques and Inputs for Fair Value Assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2023			Dec. 31, 2022
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	7.0%	5.5%	11	6.8%	5.4%	11
Retail(2)	Discounted cash flow	7.2%	5.5%	10	7.2%	5.3%	10
LP Investment(3)	Discounted cash flow	8.4%	5.8%	9	9.1%	6.3%	8
(1)Included in our total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7%.
(2)Included in our total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2%.
(3)The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method. At December 31, 2023, the overall implied capitalization rate used for properties using the direct capitalization method was 4.6% (December 31, 2022 - 4.3%).
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of Interest Rate and Foreign Currency Risk
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Variable rate property debt	$336	$367
Fixed rate property debt due within one year	97	35
Total	$433	$402

Disclosure of Sensitivity Analysis for Types of Market Risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2023
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	(423)	$32	$—
Australian Dollar	A$	1,195	(81)	—
British Pound		£4,162	(530)	—
Euro		€1,322	(146)	—
Brazilian Real	R$	710	(15)	—
Indian Rupee	Rs	342	—	—
Hong Kong Dollar	HK$	15	—	—
Chinese Yuan	C¥	310	(4)	—
South Korean Won	₩	315	—	—
United Arab Emirates Dirham	AED	402	(11)	—
Czech Koruna	CZK	31	—	—
Poland Zloty	PLN	—	—	—
Total			$(755)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2022
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	142	$(11)	$—
Australian Dollar	A$	1,560	(106)	—
British Pound		£4,059	(490)	—
Euro		€690	(74)	—
Brazilian Real	R$	3,129	(60)	—
Indian Rupee	Rs	33,212	(40)	—
Chinese Yuan	C¥	2,554	(37)	—
South Korean Won	₩	417,865	(33)	—
United Arab Emirates Dirham	AED	1,287	(35)	—
Total			$(886)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2021
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	339	$(27)	$—
Australian Dollar	A$	1,708	(124)	—
British Pound		£6,375	(863)	—
Euro		€1,297	(147)	—
Brazilian Real	R$	745	(13)	—
Indian Rupee	Rs	617	(1)	—
Chinese Yuan	C¥	730	(11)	—
South Korean Won	₩	289,443	(24)	—
United Arab Emirates Dirham	AED	342	(9)	—
Czech Koruna	CZK	5	—	—
Hungarian Forint	HUF	5	—	—
Total			$(1,219)	$—
(1)Net of Canadian Dollar denominated loans.